Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jul. 02, 2019
Leases [Abstract]
2021	$ 237,306
2022	239,089
2023	254,103
2024	261,036
2025	262,998
Thereafter	378,977
Total future minimum lease payments	1,633,509
Less: imputed interest	271,620
Total	$ 1,361,889	$ 1,373,015	$ 1,400,000